Capital and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Capital and Net Debt
The capital structure of the Group, which comprises net debt and capital and reserves attributable to the Company’s equity holders, may be summarised as follows:

	2021 $m	2020 $m
Capital and reserves attributable to the Company’s equity holders	20,233	19,656
Net debt	6,253	5,941
Capital and net debt	26,486	25,597

Summary of Interest Rate Risk
The following table demonstrates the impact on profit before tax of a range of possible changes in the interest rates applicable to net floating rate borrowings, with all other variables held constant. These impacts are calculated based on the closing balance sheet floating rate net debt for a full year and assume that all floating interest rates change by the same amount.

Percentage change in cost of borrowings (i)		+/- 1%

Impact on profit before tax	2021	+/- $38m
	2020	+/- $59m
	2019	+/- $23m

(i)	Sensitivity analysis for cost of borrowing has been presented for continuing operations only.

Summary of Foreign Currency Risk	The following table demonstrates the sensitivity of profit before tax and equity to selected movements in the relevant US Dollar/euro exchange rate (with all other variables held constant); the euro has been selected as the appropriate currency for this analysis given the materiality of the Group’s activities in euro. The impact on profit before tax is based on changing the US Dollar/euro exchange rate used in calculating profit before tax for the period. The impact on total equity and financial instruments is calculated by changing the US Dollar/euro exchange rate used in measuring the closing balance sheet.

Percentage change in relevant $/ € exchange rate (i)		+/- 5%
Impact on profit before tax	2021	-/+ $22m
	2020	-/+ $19m
	2019	+/- $4m

Impact on total equity*	2021	+/-$123m
	2020	+/-$157m
	2019	+/-$177m

* Includes the impact on financial instruments which is as follows:	2021	-/+ $44m
	2020	-/+ $27m
	2019	-/+ $11m

(i)	Sensitivity analysis for exchange rates has been presented for continuing operations only.

Summary of Credit Rating of Counterparty
Credit rating of counterparty (Moody’s/Standard & Poor’s/
Fitch)

	As at 31 December 2021		As at 31 December 2020
	$m	%	$m	%

Aaa/AAA/AAA	2,021	35%	916	12%
Aa/AA/AA	2,394	41%	3,074	40%
A/A/A	1,216	21%	3,536	46%
Baa/BBB/BBB or lower	152	3%	195	2%
	5,783	100%	7,721	100%

Summary of Notional and Fair Values in Respect of Derivative Contracts
The notional and fair values in respect of derivative contracts as at 31 December 2021 and 31 December 2020 were as follows:
Profile of commodity
products

	As at 31 December 2021		As at 31 December 2020
	Notional value $m	Fair value $m	Notional value $m	Fair value $m

Commodity swaps	86	-	85	-
Derivative asset/(liability)	-	32	-	(2)

Disclosure of projected contractual undiscounted cash outflows (principal and interest) arising from Group's trade and other payables, gross debt and derivative financial instruments.
The tables below show the projected contractual undiscounted total cash outflows (principal and interest) arising from the Group’s trade and other payables, gross debt and derivative financial instruments. The tables also include the gross cash inflows projected to arise from derivative financial instruments. These projections are based on the interest and foreign exchange rates applying at the end of the relevant financial year.

	Within 1 year $m	Between 1 and 2 years $m	Between 2 and 3 years $m	Between 3 and 4 years $m	Between 4 and 5 years $m	After 5 years $m	Total $m
At 31 December 2021

Financial liabilities - cash outflows

Trade and other payables	5,697	196	44	202	170	288	6,597

Lease liabilities	302	254	208	175	150	1,099	2,188

Other interest-bearing loans and borrowings	559	1,420	683	1,254	853	5,666	10,435

Interest payments on other interest-bearing loans and borrowings (i)	315	286	264	238	214	1,715	3,032

Currency forwards and currency swaps - gross cash outflows	1,567	-	-	-	-	-	1,567

Other derivative financial instruments	1	-	-	-	-	-	1
Gross projected cash outflows	8,441	2,156	1,199	1,869	1,387	8,768	23,820

Derivative financial instruments - cash inflows

Interest rate swaps - net cash inflows (ii)	(41)	(34)	(32)	(22)	(13)	(20)	(162)

Currency forwards and currency swaps - gross cash inflows	(1,559)	-	-	-	-	-	(1,559)

Other derivative financial instruments	(32)	(1)	-	-	-	-	(33)
Gross projected cash inflows	(1,632)	(35)	(32)	(22)	(13)	(20)	(1,754)

The equivalent disclosure for the prior year is as follows:

At 31 December 2020

Financial liabilities - cash outflows

Trade and other payables	4,797	171	49	209	181	371	5,778

Lease liabilities	301	255	208	177	150	1,085	2,176

Other interest-bearing loans and borrowings	1,270	479	1,538	741	1,255	6,805	12,088

Interest payments on other interest-bearing loans and borrowings (i)	345	328	296	272	246	1,952	3,439

Currency forwards and currency swaps - gross cash outflows	2,345	-	-	-	-	-	2,345

Other derivative financial instruments	5	1	-	-	-	-	6
Gross projected cash outflows	9,063	1,234	2,091	1,399	1,832	10,213	25,832

Derivative financial instruments - cash inflows

Interest rate swaps - net cash inflows (ii)	(40)	(40)	(33)	(30)	(22)	(32)	(197)

Currency forwards and currency swaps - gross cash inflows	(2,350)	-	-	-	-	-	(2,350)

Other derivative financial instruments	(4)	(1)	-	-	-	-	(5)
Gross projected cash inflows	(2,394)	(41)	(33)	(30)	(22)	(32)	(2,552)

(i)
At 31 December 2021 and 31 December 2020, a portion of the Group’s long-term debt carried variable interest rates. The Group uses the interest rates in effect on 31 December to calculate the interest payments on the long-term debt for the periods indicated.

(ii)
The Group uses interest rate swaps to help manage its interest cost. Under these contracts the Group has agreed to exchange at predetermined intervals, the net difference between fixed and variable interest amounts calculated by reference to a pre-agreed
notional principal. The Group uses the interest rates in effect on 31 December to calculate the net interest receipts or payments on these contracts.